Long Term Receivable and Other Deposits	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Long Term Receivable and Other Deposits

NOTE 6:- LONG TERM RECEIVABLES AND OTHER DEPOSITS

	December 31,
	2017	2016

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$-	$708
Leasing deposits	68	34

	$68	$742